Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2025 CNY (¥)	Nov. 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Non-current Assets [Line Items]
Provision for credit losses			¥ 1,115	$ 160	¥ 676
Repayment schedule for outstanding balance			213,400
Gross carrying amount of receivables			196,600
Accounts receivable, current portion			266,332	$ 38,085	¥ 295,713
Allowance for credit losses			31,200
Artplus Co., Limited’s [Member]
Other Non-current Assets [Line Items]
Business Combination, Consideration Transferred, Equity Interest	¥ 25,105	$ 3,590
Xfortune Investment Limited’s [Member]
Other Non-current Assets [Line Items]
Total cash consideration	¥ 6,993
Xfortune Investment Limited’s [Member] | Xfortune Investment Limited’s [Member]
Other Non-current Assets [Line Items]
Total cash consideration | $		$ 1,000
Counterparty [Member]
Other Non-current Assets [Line Items]
Accounts receivable, current portion			¥ 36,500
Artplus Co., Limited’s [Member]
Other Non-current Assets [Line Items]
ownership percentage	5.00%	5.00%
Xfortune Investment Limited’s [Member]
Other Non-current Assets [Line Items]
ownership percentage	10.00%	10.00%